   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 22, 2001


                                         SECURITIES ACT REGISTRATION NO. 2-72097
                                INVESTMENT COMPANY ACT REGISTRATION NO. 811-3175
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                   FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933                         / /

                          PRE-EFFECTIVE AMENDMENT NO.                        / /


                        POST-EFFECTIVE AMENDMENT NO. 35                      /X/


                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                       / /


                                AMENDMENT NO. 36                             /X/


                        (Check appropriate box or boxes)
                            ------------------------

                         PRUDENTIAL SECTOR FUNDS, INC.
               (Exact name of registrant as specified in charter)

                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
              (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-7525

                         MARGUERITE E.H. MORRISON, ESQ.
                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
                    (Name and Address of Agent for Service)
                 Approximate date of proposed public offering:
                   As soon as practicable after the effective
                      date of the Registration Statement.
             It is proposed that this filing will become effective
                            (check appropriate box):

                       / / immediately upon filing pursuant to paragraph (b)


                       /X/ on March 1, 2001 pursuant to paragraph (b)


                       / / 60 days after filing pursuant to paragraph (a)(1)

                       / / on (date) pursuant to paragraph (a)

                       / / 75 days after filing pursuant to paragraph (a)(2)

                       / / on (date) pursuant to paragraph (a)(2) of Rule 485

                          If appropriate, check the following box:

                       /X/ this post-effective amendment designates a new
                           effective date for a previously filed post-effective amendment

Title of Securities Being Registered............  Shares of Common Stock, par value $.01 per share.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Part A, B and C of Form N-1A are hereby incorporated by reference to Parts A, B and C, respectively, of Registrant's Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A (File No. 2-72097) filed on December 8, 2000.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed by the undersigned, duly authorized, in the City of Newark and State of New Jersey on the 22nd day of February, 2001.


                                                       PRUDENTIAL SECTOR FUNDS, INC.

                                                       By:             /s/ DAVID R. ODENATH, JR.
                                                            ----------------------------------------------
                                                                         DAVID R. ODENATH, JR.
                                                                               PRESIDENT

    Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                  SIGNATURE                                  TITLE                      DATE
                  ---------                                  -----                      ----
                  /s/ Grace C. Torres          Treasurer and Principal Financial  February 22, 2001
    ------------------------------------         and Accounting Officer
                GRACE C. TORRES
                  /s/ Saul K. Fenster
    ------------------------------------       Director                           February 22, 2001
                SAUL K. FENSTER
              /s/ Delayne Dedrick Gold
    ------------------------------------       Director                           February 22, 2001
              DELAYNE DEDRICK GOLD
                  /s/ Robert F. Gunia
    ------------------------------------       Director                           February 22, 2001
                ROBERT F. GUNIA
            /s/ Douglas H. McCorkindale
    ------------------------------------       Director                           February 22, 2001
            DOUGLAS H. MCCORKINDALE
             /s/ W. Scott McDonald, Jr.
    ------------------------------------       Director                           February 22, 2001
             W. SCOTT MCDONALD, JR.
                 /s/ Thomas T. Mooney
    ------------------------------------       Director                           February 22, 2001
                THOMAS T. MOONEY
                  /s/ Stephen P. Munn
    ------------------------------------       Director                           February 22, 2001
                STEPHEN P. MUNN
              /s/ David R. Odenath, Jr.
    ------------------------------------       President and Director             February 22, 2001
             DAVID R. ODENATH, JR.
               /s/ Richard A. Redeker
    ------------------------------------       Director                           February 22, 2001
               RICHARD A. REDEKER
                    /s/ Judy A. Rice
    ------------------------------------       Director                           February 22, 2001
                  JUDY A. RICE
                  /s/ Robin B. Smith
    ------------------------------------       Director                           February 22, 2001
                 ROBIN B. SMITH
                /s/ Louis A. Weil, III
    ------------------------------------       Director                           February 22, 2001
               LOUIS A. WEIL, III
                /s/ Clay T. Whitehead
    ------------------------------------       Director                           February 22, 2001
               CLAY T. WHITEHEAD

                                 EXHIBIT INDEX

    (a) (1) Articles of Amendment to Articles of Incorporation, incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 1, 1995.

        (2) Articles of Restatement, incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 1, 1995.

        (3) Articles Supplementary, incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 23 to the Registration Statement on
       Form N-1A (File No. 2-72097) filed via EDGAR on March 1, 1996.

        (4) Articles Supplementary, incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 27 to the Registration Statement on
       Form N-1A (File No. 2-72097) filed via EDGAR on December 30, 1998.

        (5) Articles of Amendment to Articles of Incorporation, incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on April 30, 1999.

        (6) Articles Supplementary, incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 30 to the Registration Statement on
       Form N-1A (File No. 2-72097) filed via EDGAR on April 30, 1999.

    (b) Amended By-Laws.**

    (c) Specimen Stock Certificate issued by the Registrant, incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 4, 1997.

    (d) (1) Subadvisory Agreement for Prudential Utility Fund between Prudential Investments Fund Management LLC and Jennison Associates LLC.**

        (2) Subadvisory Agreement for Prudential Financial Services Fund between Prudential Investments Fund Management LLC and The Prudential Investment Corporation.**

        (3) Subadvisory Agreement for Prudential Technology Fund between Prudential Investments Fund Management LLC and The Prudential Investment Corporation.**

        (4) Subadvisory Agreement for Prudential Health Sciences Fund between Prudential Investments Fund Management LLC and Jennison Associates LLC, incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

        (5) Subadvisory Agreement for Prudential Health Sciences Fund between Prudential Investments Fund Management LLC and The Prudential Investment Corporation.**

        (6)  Management Agreement for Prudential Utility Fund.**

        (7)  Management Agreement for Prudential Financial Services Fund.**

        (8)  Management Agreement for Prudential Health Sciences Fund.**

        (9)  Management Agreement for Prudential Technology Fund.**

        (10) Subadvisory Agreement for Prudential Financial Services Fund between Prudential Investments Fund Management LLC and Jennison Associates LLC.**

        (11) Subadvisory Agreement for Prudential Technology Fund between Prudential Investments Fund Management LLC and Jennison Associates LLC.**

    (e) (1) Selected Dealer Agreement, incorporated by reference to
       Exhibit (e)(1) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on
       December 30, 1998.

        (2) Distribution Agreement for Prudential Utility Fund with Prudential Investment Management Services LLC, incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on
       December 30, 1998.

        (3) Distribution Agreement for Prudential Financial Services Fund with Prudential Investment Management Services LLC, incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

        (4) Distribution Agreement for Prudential Health Sciences Fund with Prudential Investment Management Services LLC, incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

        (5) Distribution Agreement for Prudential Technology Fund with Prudential Investment Management Services LLC, incorporated by reference to Exhibit (e)(5) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

    (g) (1) Custodian Agreement between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A (File
       No. 2-72097) filed via EDGAR on March 4, 1997.

        (2) Amendment to Custodian Contract, incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

    (h) (1) Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc, incorporated by reference to
       Exhibit 9 to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 4, 1997.

        (2) Amendment to Transfer Agency Agreement, incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

    (i) (1) Opinion and consent of counsel, incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

        (2) Consent of counsel.**

    (j)  Consent of independent accountants.**

    (m) (1) Amended and Restated Distribution and Service Plan for Class A shares of Prudential Utility Fund, incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on
       December 30, 1998.

        (2) Distribution and Service Plan for Class A shares of Prudential Financial Services Fund, incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 31 to the Registration Statement on
       Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

        (3) Distribution and Service Plan for Class A shares of Prudential Health Sciences Fund, incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

        (4) Distribution and Service Plan for Class A shares of Prudential Technology Fund, incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

        (5) Amended and Restated Distribution and Service Plan for Class B shares of Prudential Utility Fund, incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on
       December 30, 1998.

        (6) Distribution and Service Plan for Class B shares of Prudential Financial Services Fund, incorporated by reference to Exhibit (m)(6) to Post-Effective Amendment No. 31 to the Registration Statement on
       Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

        (7) Distribution and Service Plan for Class B shares of Prudential Health Sciences Fund, incorporated by reference to Exhibit (m)(7) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

        (8) Distribution and Service Plan for Class B shares of Prudential Technology Fund, incorporated by reference to Exhibit (m)(8) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

        (9) Amended and Restated Distribution and Service Plan for Class C shares of Prudential Utility Fund, incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on
       December 30, 1998.

        (10) Distribution and Service Plan for Class C shares of Prudential Financial Services Fund, incorporated by reference to Exhibit (m)(10) to Post-Effective Amendment No. 31 to the Registration Statement on
       Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

        (11) Distribution and Service Plan for Class C shares of Prudential Health Sciences Fund, incorporated by reference to Exhibit (m)(11) to Post-Effective Amendment No. 31 to the Registration Statement on
       Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

        (12) Distribution and Service Plan for Class C shares of Prudential Technology Fund, incorporated by reference to Exhibit (m)(12) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

    (n) Amended and Restated Rule 18f-3 Plan, incorporated by reference to Exhibit (o) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 9, 1999.

    (p) (1) Fund's Amended Code of Ethics.**

        (2) Amended Code of Ethics of The Prudential Investment Corporation, Prudential Investments Fund Management LLC and Prudential Investment Management Services LLC.**

        (3) Code of Ethics of Jennison Associates LLC.**
------------------------
** To be filed by amendment.